Commitments and Contingencies - Additional Information (Details) - Revolver G $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Commitments and Contingencies
Number of offices for irrevocable letters of credit to satisfy real estate lease agreements | item	3
Reduced remaining borrowing capacity amount		$ 1.8
Letters of credit remaining outstanding amount	$ 1.8